STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Company contributions	$ 31,439,145	$ 31,178,509
Participant contributions	58,739,260	56,467,264
Rollover contributions	15,017,895	23,863,632
TOTAL CONTRIBUTIONS	105,196,300	111,509,405
Investment income:
Dividends	1,137,499	938,703
Interest	1,238,749	968,145
Net appreciation in fair value investments	158,797,670	110,058,642
Net investment income	161,173,918	111,965,490
Interest income on notes receivable from participants	1,071,917	1,012,655
Other income	42,388,274	0
TOTAL ADDITIONS	309,830,409	224,487,550
Benefits distributed	(111,512,366)	(87,310,237)
Administrative fees	(995,197)	(854,011)
TOTAL DEDUCTIONS	(112,507,563)	(88,164,248)
Net increase in participants’ balances during the year before transfers	197,322,846	136,323,302
Transfers in	1,100,910	16,836,281
Transfers out	(44,320,005)	0
Net increase in participants’ balances during the year	154,103,751	153,159,583
Beginning of year	979,697,250	826,537,667
End of year	$ 1,133,801,001	$ 979,697,250